Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2013
Registrant Name	ARIEL INVESTMENT TRUST
Central Index Key	0000798365
Amendment Flag	false
Document Creation Date	Jan. 28, 2013
Document Effective Date	Jan. 31, 2013
Prospectus Date	Feb. 01, 2013
Ariel Fund | Ariel Fund | Investor Class
Risk/Return:
Trading Symbol	ARGFX
Ariel Fund | Ariel Fund | Institutional Class (Class I)
Risk/Return:
Trading Symbol	ARAIX
Ariel Appreciation Fund | Ariel Appreciation Fund | Investor Class
Risk/Return:
Trading Symbol	CAAPX
Ariel Appreciation Fund | Ariel Appreciation Fund | Institutional Class (Class I)
Risk/Return:
Trading Symbol	CAAIX
Ariel Focus Fund | Ariel Focus Fund | Investor Class
Risk/Return:
Trading Symbol	ARFFX
Ariel Focus Fund | Ariel Focus Fund | Institutional Class (Class I)
Risk/Return:
Trading Symbol	AFOYX
Ariel Discovery Fund | Ariel Discovery Fund | Investor Class
Risk/Return:
Trading Symbol	ARDFX
Ariel Discovery Fund | Ariel Discovery Fund | Institutional Class (Class I)
Risk/Return:
Trading Symbol	ADYIX
Ariel International Equity Fund | Ariel International Equity Fund | Investor Class
Risk/Return:
Trading Symbol	AINTX
Ariel International Equity Fund | Ariel International Equity Fund | Institutional Class (Class I)
Risk/Return:
Trading Symbol	AINIX
Ariel Global Equity Fund | Ariel Global Equity Fund | Investor Class
Risk/Return:
Trading Symbol	AGLOX
Ariel Global Equity Fund | Ariel Global Equity Fund | Institutional Class (Class I)
Risk/Return:
Trading Symbol	AGLYX